Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Information about Groups Exposure to Credit Risk and Expected Credit Loss for Account Receivables
For individual subscribers and general corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	6%	2,929	(175)
1 - 90 days past due	50%	1,363	(683)
91 - 180 days past due	90%	840	(755)
More than 180 days past due	100%	2,250	(2,250)

		7,382	(3,863)

For major corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	4%	9,602	(372)
Within 1 year past due	15%	4,517	(674)
1 - 2 years past due	48%	1,037	(498)
2 - 3 years past due	88%	795	(699)
More than 3 years past due	100%	1,268	(1,262)

		17,219	(3,505)

For individual subscribers and general corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	6%	2,696	(161)
1 - 90 days past due	50%	1,195	(599)
91 - 180 days past due	90%	711	(637)
More than 180 days past due	100%	2,147	(2,147)

		6,749	(3,544)

For major corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	5%	6,641	(332)
Within 1 year past due	24%	7,899	(1,867)
1 - 2 years past due	68%	2,020	(1,382)
2 - 3 years past due	89%	942	(839)
More than 3 years past due	100%	1,758	(1,758)

		19,260	(6,178)

Accounts receivables [member]
Statement [LineItems]
The disclosure of current trade receivables

	2019	2020
Accounts receivable	24,601	26,009
Less: Credit loss allowance	(7,368)	(9,722)

	17,233	16,287

Summary of Aging Analysis of Accounts Receivable
The aging analysis of accounts receivable, based on the billing date and net of credit loss allowance, is as follows:

	2019	2020
Within one month	9,472	8,963
More than one month to three months	2,545	2,766
More than three months to one year	3,881	3,914
More than one year	1,335	644

	17,233	16,287

Summary of Movement in Allowance for Doubtful Debts
The movement in the credit loss allowance in respect of accounts receivable during the year, is as follows:

	2018	2019	2020
Balance, beginning of year	5,210	6,709	7,368
Impact on initial application of IFRS 9 (2014) (Note2.2(c))	1,118	—	—
Allowance for the year	3,300	3,128	5,097
Written-off during the year	(2,919)	(2,469)	(2,743)

Balance, end of year	6,709	7,368	9,722